Segment Information - Schedule of Segment Reporting Information (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long-term deferred tax benefit	$ 67,881	$ 48,032	$ 69,368
Natural Gas Operations [Member]
Segment Reporting Information [Line Items]
Deferred income tax liability			4,500
Construction Services [Member]
Segment Reporting Information [Line Items]
Income tax payable netted			3,300
Deferred income tax liability			1,400
Long-term deferred tax benefit			$ 1,400